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                                             State Street Bank and Trust Company
                                                                  Ryan M. Louvar
                                                      Vice President and Counsel
                                                   One Federal Street, 9th Floor
                                                                Boston, MA 02110
                                                                    617-662-3909

June 10, 2005

VIA EDGAR
---------


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re: State Street Institutional Investment Trust (the "Trust") File Nos.: 811-9819 and 333-30810
         ---------------------------------

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Trust's prospectus and the statement of additional information with respect to the Class R Shares of the State Street Equity 500 Index Fund, a series of the Trust, do not differ from that contained in Post-Effective Amendment No. 16 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on June 3, 2005.

If you have any questions concerning this filing, please call me directly at
(617) 662-3909.


Very truly yours,

/s/ Ryan M. Louvar
Ryan M. Louvar
Vice President and Counsel